Staff numbers and costs - Government grants and assistance (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Staff numbers and costs
Repayment of borrowings	€ 1,190.0	€ 50.0	€ 1,100.5